Significant Accounting Policies - Schedule of Non-derivative Financial Assets and Financial Liabilities (Parenthetical) (Detail) $ in Millions, $ in Millions	Oct. 12, 2022 CAD ($)	Oct. 12, 2022 USD ($)	Jan. 31, 2021 CAD ($)	Nov. 01, 2020 CAD ($)
Nonderivative financial assets and financial liabilities [Line Items]
Non derivative financial assets				$ 29,663
Non derivative financial liabilities				$ 2,928
Additional tier1 capital instruments one [member]
Nonderivative financial assets and financial liabilities [Line Items]
Other equity instruments notional amount	$ 1,560	$ 1,250
Not included as part of EURIBOR exposures [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non derivative financial assets			$ 2,181
Non derivative financial liabilities			$ 1,164